ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3. ACCOUNTS RECEIVABLE

Accounts receivable and allowance for doubtful accounts consisted of the following:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Accounts receivable	$60,522	$56,964
Less: allowance for doubtful accounts	-	-
Net accounts receivable	$60,522	$56,964

NOTE 3. ACCOUNTS RECEIVABLE

Accounts receivable and allowance for doubtful accounts consisted of the following:

	December 31,	December 31,
	2021	2020

Accounts receivable	$56,964	$26,110
Less: allowance for doubtful accounts	-	-
Net accounts receivable	$56,964	$26,110